Restricted Cash - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Current restricted cash	$ 1.8	$ 0.6
Noncurrent restricted cash	$ 3.4	$ 4.5	$ 0.6